INTANGIBLE ASSETS, NET AND GOODWILL (Summary Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013		Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Net Book Value, Beginning Balance	$ 4,571
Amortization and cumulated translation adjustments ("CTA")	(114)
Net Book Value, Ending Balance	4,457
Goodwill	324		324
Patents and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	7 years
Net Book Value, Beginning Balance	52
Amortization and cumulated translation adjustments ("CTA")	(11)
Net Book Value, Ending Balance	41
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	8 years 6 months
Net Book Value, Beginning Balance	600
Amortization and cumulated translation adjustments ("CTA")	(34)
Net Book Value, Ending Balance	566
Developments [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	7 years
Net Book Value, Beginning Balance	1,657
Amortization and cumulated translation adjustments ("CTA")	(119)
Net Book Value, Ending Balance	1,448
In Process Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life		[1]
Net Book Value, Beginning Balance	183
Amortization and cumulated translation adjustments ("CTA")	4
Net Book Value, Ending Balance	187
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life		[1]
Net Book Value, Beginning Balance	2,169
Amortization and cumulated translation adjustments ("CTA")	46
Net Book Value, Ending Balance	$ 2,215

[1]	The in process technology and trade name have been determined to have an indefinite life.